Note 22 - Condensed Financial Statements of 1st Constitution Bancorp (Parent Company Only) (Details) - Condensed Cash Flow Statements (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Net Income	$ 4,405,588	$ 3,819,759	$ 5,060,504	$ 3,931,443
(Increase) in other assets	925,461	(122,026)	(16,584)	(305,131)
Net cash used in operating activities	31,153,912	5,307,557	(5,588,032)	9,610,506
Net cash (used in) provided by investing activities	131,274,935	(6,864,102)	(38,670,566)	(43,066,163)
Issuance of common stock, net			4,819,794	0
Reissue (purchase) of treasury stock	(116,451)	(80,344)	(122,570)	(33,063)
Net cash provided by financing activities	(52,658,630)	361,464	43,108,260	30,940,415
Net (decrease) in cash	109,770,217	(1,195,081)	(1,150,338)	(2,515,242)
Cash at beginning of year	14,044,921	15,195,259	15,195,259
Cash at end of year	123,815,138		14,044,921	15,195,259
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Income			5,060,504	3,931,443
(Increase) in other assets			(134,972)	(472,963)
Equity in undistributed income of subsidiaries			(5,312,651)	(4,380,100)
Net cash used in operating activities			(387,119)	(921,620)
Investment in subsidiary			(5,181,472)	0
Repayment of investment in subsidiaries			0	549,870
Net cash (used in) provided by investing activities			(5,181,472)	549,870
Issuance of common stock, net			5,303,840	336,355
Reissue (purchase) of treasury stock			(122,570)	(33,063)
Net cash provided by financing activities			5,181,270	303,292
Net (decrease) in cash			(387,321)	(68,458)
Cash at beginning of year		658,959	658,959	727,417
Cash at end of year			$ 271,638	$ 658,959